Consolidated Statements of Changes in Stockholders' Equity (Deficit) (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit Prior to Exploration Stage [Member]	Accumulated Deficit During Exploration Stage [Member]	Total
Balance, Amount at Dec. 31, 2011	$ 89,120	$ 47,765,350	$ (20,009,496)	$ (19,016,551)	$ 8,828,423
Balance, Shares (in Shares) at Dec. 31, 2011	89,119,405
Reclassification from warrant derivative liability due to change in valuation methodology		780,000			780,000
Shares issued for directors fees	103	150,956			151,059
Shares issued for directors fees (in Shares)	103,580
Warrant Cancellation		780,000			780,000
Shares issued for cashless option and warrant exercise	146	(146)
Shares issued for cashless option and warrant exercise (in Shares)	146,459
Shares issued for cash	1,250	1,623,750			1,625,000
Shares issued for cash (in Shares)	1,250,000
Stock-based compensation expense		2,314,154			2,314,154
Net loss				(9,732,399)	(9,732,399)
Balance, Amount at Dec. 31, 2012	90,619	52,634,064	(20,009,496)	(28,748,950)	3,966,237
Balance, Shares (in Shares) at Dec. 31, 2012	90,619,444
Shares issued for cash (in Shares)	3,756,757
Balance, Amount at Jan. 23, 2013
Balance, Amount at Dec. 31, 2012	90,619	52,634,064	(20,009,496)	(28,748,950)	3,966,237
Balance, Shares (in Shares) at Dec. 31, 2012	90,619,444
Shares issued for directors fees	270	316,205			316,475
Shares issued for directors fees (in Shares)	269,812
Shares issued for cash	3,757	5,556,243			5,560,000
Shares issued for cash (in Shares)	3,756,757
Stock-based compensation expense		4,707,381			4,707,381
Net loss				(13,063,526)	(13,063,526)
Balance, Amount at Dec. 31, 2013	94,646	63,213,893	(20,009,496)	(41,812,476)	1,486,567
Balance, Shares (in Shares) at Dec. 31, 2013	94,646,013
Reclassification from warrant derivative liability due to change in valuation methodology		120,000			120,000
Shares issued for directors fees	409	326,860			327,269
Shares issued for directors fees (in Shares)	408,539
Warrant Cancellation		120,000			120,000
Stock-based compensation expense		865,716			865,716
Net loss				(10,316,317)	(10,316,317)
Balance, Amount at Dec. 31, 2014	$ 95,055	$ 64,526,469	$ (20,009,496)	$ (52,128,793)	$ (7,516,765)
Balance, Shares (in Shares) at Dec. 31, 2014	95,054,552